INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Contributions payable (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Contributions Payable
Capital contributions payable	$ 785	$ 1,039
Series Twenty [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty One [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Two [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Three [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Four [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Five [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Six [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Seven [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Eight [Member]
Contributions Payable
Capital contributions payable	0	0
Series Twenty Nine [Member]
Contributions Payable
Capital contributions payable	785	785
Series Thirty [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty One [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Two [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Three [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Four [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Five [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Six [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Seven [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Eight [Member]
Contributions Payable
Capital contributions payable	0	0
Series Thirty Nine [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty One [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty Two [Member]
Contributions Payable
Capital contributions payable	0	254
Series Forty Three [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty Four [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty Five [Member]
Contributions Payable
Capital contributions payable	0	0
Series Forty Six [Member]
Contributions Payable
Capital contributions payable	$ 0	$ 0